Debt - Summary of Net Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Debt Instrument [Line Items]
Original issue discounts			$ 0.2	$ 0.2
Total interest expense	13.7	13.6	40.7	41.4
Interest income		(0.1)	(2.9)	(0.2)
Interest expense, net	13.7	13.5	37.8	41.2
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	4.1	4.1	12.2	12.4
Amortization Debt issue costs	0.2	0.2	0.8	0.8
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	8.7	8.7	25.9	25.9
Amortization Debt issue costs	0.4	0.4	1.0	0.9
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amortization Debt issue costs	0.1	0.1	0.3	0.3
Other Debt [Member]
Debt Instrument [Line Items]
Interest expense	$ 0.2	$ 0.1	$ 0.3	$ 0.9